Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Provision for Income Taxes [Abstract]
Current	$ (1)	$ 242	$ 631
Income tax expenses	$ (1)	$ 242	$ 631